Cash and cash equivalents - Additional Information (Details) € in Thousands, $ in Millions		1 Months Ended				6 Months Ended	8 Months Ended	10 Months Ended	12 Months Ended
	Jun. 15, 2021 USD ($)	Jun. 30, 2021 EUR (€)	Jun. 30, 2021 USD ($)	May 31, 2021 USD ($)	Mar. 31, 2021 USD ($)	Jun. 30, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure of Cash and Cash Equivalents [Line Items]
Decrease in cash and cash equivalents									€ 35,230		€ (84,056)	€ 1,109
Loans repayments									2,833		€ 250	€ 500
EIB Loan
Disclosure of Cash and Cash Equivalents [Line Items]
Loans repayments									3,000
BPI loan
Disclosure of Cash and Cash Equivalents [Line Items]
Loans repayments									500
LianBio, NBTXR3
Disclosure of Cash and Cash Equivalents [Line Items]
Upfront payment received	$ 20.0	€ 16,500	$ 20.0				$ 20.0
Termination of PharmaEngine License and Collaboration Agreement, NBTXR3
Disclosure of Cash and Cash Equivalents [Line Items]
Upfront payment				$ 4.0	$ 2.5	€ 5,400		$ 6.5	€ 5,400	$ 6.5